Assets subject to lien and assets acquired through foreclosures_Carrying amounts of buildings acquired through foreclosure (Details) - KRW (₩)	Jun. 30, 2018	Dec. 31, 2017
Disclsoure of carrying amounts o assets acquired through foreclosure [Abstract]
Land	₩ 327,000,000	₩ 332,000,000
Buildings	0	44,000,000
Total	₩ 327,000,000	₩ 376,000,000